Income Taxes - Reconciliation of the federal income tax rate (Details)	3 Months Ended		9 Months Ended		10 Months Ended	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Income Taxes
Statutory federal income tax rate	21.00%	21.00%	21.00%	21.00%	21.00%	21.00%
Transaction costs					2.40%	0.00%
Change in fair value of the warrant liability					(26.20%)	(17.70%)
Fair value of Private Placement Warrants in excess of purchase price					2.00%	0.00%
Change in valuation allowance					0.80%	0.70%
Income tax provision					0.00%	4.00%